Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

14Cash and cash equivalents

Restricted cash is deemed to be restricted by way of a rent guarantee, which the counterparty can call on in the event of default by the Company.

Current assets at amortised cost relates to short term deposits, which are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition and are repayable with 24 hours’ notice with no loss of interest.

All balances are held with financial institutions with a minimum rating of ‘A’.